Segment information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment information
Number of reportable segments | segment	4
Gross written premiums	$ 1,750.8	$ 1,902.7	$ 1,821.0
Net written premiums	1,504.8	1,502.6	1,357.1
Net earned insurance and reinsurance premiums	1,542.5	1,441.6	1,262.3
Loss and allocated LAE	(1,229.5)	(1,127.4)	(863.1)
Insurance and reinsurance acquisition expenses	(305.1)	(288.7)	(255.4)
Technical profit	7.9	25.5	143.8
Unallocated LAE	(60.2)	(42.9)	(36.9)
Other underwriting expenses	(158.0)	(138.2)	(146.2)
Underwriting (loss)	(210.3)	(155.6)	(39.3)
Underwriting (loss), including net service fee income	(196.1)	(151.6)	(25.0)
Net investment income	35.4	84.7	71.4
Net realized investment gains	50.3	56.7	2.3
Net unrealized investment (losses) gains	3.5	80.6	(23.2)
Net foreign exchange (losses) gains	(49.2)	7.7	22.7
Revaluation of contingent consideration	(0.9)	(6.3)	9.6
Other revenue	(23.2)	(19.5)	41.7
General and administrative expenses	(67.3)	(39.2)	(21.2)
Intangible asset amortization expenses	(15.8)	(15.8)	(15.8)
Impairment of intangible assets	0.0	0.0	(8.0)
Interest expense on debt	(31.8)	(31.0)	(30.8)
Pre-tax (loss) income	$ (295.1)	$ (33.7)	$ 23.7
Underwriting Ratios
Loss ratio	83.60%	81.20%	71.30%
Acquisition expense ratio	19.80%	20.00%	20.20%
Other underwriting expense ratio	10.20%	9.60%	11.60%
Combined ratio	113.60%	110.80%	103.10%
Goodwill and intangible assets	$ 564.8	$ 580.6	$ 596.2
Service fee revenue	65.9	74.6	71.0
General and administrative expenses	(119.0)	(109.8)	(77.9)
Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
Underwriting Ratios
General and administrative expenses	(51.7)	(70.6)	(56.7)
Corporate Elimination
Segment information
Insurance and reinsurance acquisition expenses	39.5	46.1	43.7
Technical profit	39.5	46.1	43.7
Unallocated LAE	(19.4)	(13.8)	(13.0)
Other underwriting expenses	(19.2)	(13.5)	(16.1)
Underwriting (loss)	0.9	18.8	14.6
Underwriting Ratios
Service fee revenue	(43.4)	(49.6)	(44.7)
Corporate Elimination | Managing general underwriters
Segment information
Unallocated LAE	23.3	17.3	14.0
Other underwriting expenses	19.2	13.5	16.1
Underwriting Ratios
General and administrative expenses	0.0	0.0	0.0
Global Reinsurance
Segment information
Net written premiums	916.0	987.9	934.6
Global Reinsurance | Reportable segments
Segment information
Gross written premiums	1,034.1	1,238.8	1,268.1
Net written premiums	916.0	987.9	934.6
Net earned insurance and reinsurance premiums	947.5	966.5	870.5
Loss and allocated LAE	(820.0)	(830.6)	(658.8)
Insurance and reinsurance acquisition expenses	(205.2)	(199.7)	(185.3)
Technical profit	(77.7)	(63.8)	26.4
Unallocated LAE	(24.0)	(20.3)	(16.4)
Other underwriting expenses	(90.6)	(84.5)	(87.7)
Underwriting (loss)	(192.3)	(168.6)	(77.7)
Underwriting (loss), including net service fee income	$ (192.3)	$ (168.6)	$ (77.7)
Underwriting Ratios
Loss ratio	89.10%	88.00%	77.60%
Acquisition expense ratio	21.70%	20.70%	21.30%
Other underwriting expense ratio	9.60%	8.70%	10.10%
Combined ratio	120.40%	117.40%	109.00%
Service fee revenue	$ 0.0	$ 0.0	$ 0.0
Global Reinsurance | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
Underwriting Ratios
General and administrative expenses	0.0	0.0	0.0
Global A&H
Segment information
Net written premiums	425.5	458.1	379.8
Global A&H | Reportable segments
Segment information
Gross written premiums	544.6	593.4	500.6
Net written premiums	425.5	458.1	379.8
Net earned insurance and reinsurance premiums	453.9	443.3	357.6
Loss and allocated LAE	(301.9)	(271.3)	(189.0)
Insurance and reinsurance acquisition expenses	(125.4)	(125.8)	(109.7)
Technical profit	26.6	46.2	58.9
Unallocated LAE	(3.2)	(7.4)	(5.9)
Other underwriting expenses	(24.7)	(23.7)	(27.4)
Underwriting (loss)	(1.3)	15.1	25.6
Underwriting (loss), including net service fee income	$ 17.5	$ 41.6	$ 57.6
Underwriting Ratios
Loss ratio	67.20%	62.90%	54.50%
Acquisition expense ratio	27.60%	28.40%	30.70%
Other underwriting expense ratio	5.40%	5.30%	7.70%
Combined ratio	100.20%	96.60%	92.90%
Goodwill and intangible assets	$ 556.7	$ 572.5	$ 588.1
Service fee revenue	108.4	124.2	115.7
Global A&H | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	(23.3)	(17.3)	(14.0)
Other underwriting expenses	(19.2)	(13.5)	(16.1)
Underwriting Ratios
General and administrative expenses	(47.1)	(66.9)	(53.6)
U.S. Specialty
Segment information
Net written premiums	94.5	54.1	13.1
U.S. Specialty | Reportable segments
Segment information
Gross written premiums	105.5	66.3	19.4
Net written premiums	94.5	54.1	13.1
Net earned insurance and reinsurance premiums	71.9	29.6	5.0
Loss and allocated LAE	(47.8)	(23.7)	(2.3)
Insurance and reinsurance acquisition expenses	(12.7)	(6.4)	(1.3)
Technical profit	11.4	(0.5)	1.4
Unallocated LAE	(0.7)	(0.4)	0.0
Other underwriting expenses	(17.4)	(10.6)	(8.7)
Underwriting (loss)	(6.7)	(11.5)	(7.3)
Underwriting (loss), including net service fee income	$ (6.7)	$ (11.5)	$ (7.3)
Underwriting Ratios
Loss ratio	67.50%	81.40%	46.00%
Acquisition expense ratio	17.70%	21.60%	26.00%
Other underwriting expense ratio	24.20%	35.80%	174.00%
Combined ratio	109.40%	138.80%	246.00%
Service fee revenue	$ 0.0	$ 0.0	$ 0.0
U.S. Specialty | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
Underwriting Ratios
General and administrative expenses	0.0	0.0	0.0
Runoff & Other
Segment information
Net written premiums	68.8	2.5	29.6
Runoff & Other | Reportable segments
Segment information
Gross written premiums	66.6	4.2	32.9
Net written premiums	68.8	2.5	29.6
Net earned insurance and reinsurance premiums	69.2	2.2	29.2
Loss and allocated LAE	(59.8)	(1.8)	(13.0)
Insurance and reinsurance acquisition expenses	(1.3)	(2.9)	(2.8)
Technical profit	8.1	(2.5)	13.4
Unallocated LAE	(12.9)	(1.0)	(1.6)
Other underwriting expenses	(6.1)	(5.9)	(6.3)
Underwriting (loss)	(10.9)	(9.4)	5.5
Underwriting (loss), including net service fee income	(14.6)	(13.1)	2.4
Underwriting Ratios
Goodwill and intangible assets	8.1	8.1	8.1
Service fee revenue	0.9	0.0	0.0
Runoff & Other | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
Underwriting Ratios
General and administrative expenses	$ (4.6)	$ (3.7)	$ (3.1)